Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Rollforward and by Segment
Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

	U.S.	Asia (1)	Latin America	EMEA	MetLife Holdings	Corporate & Other	Total
	(In millions)
Balance at January 1, 2014
Goodwill	$1,451	$4,898	$1,588	$1,356	$1,567	$42	$10,902
Accumulated impairment (2)	—	—	—	—	(680)	—	(680)
Total goodwill, net	1,451	4,898	1,588	1,356	887	42	10,222
Dispositions	—	(3)	—	(7)	—	—	(10)
Effect of foreign currency translation and other	—	(280)	(203)	(117)	—	—	(600)
Balance at December 31, 2014
Goodwill	1,451	4,615	1,385	1,232	1,567	42	10,292
Accumulated impairment	—	—	—	—	(680)	—	(680)
Total goodwill, net	1,451	4,615	1,385	1,232	887	42	9,612
Effect of foreign currency translation and other	—	(107)	(199)	(89)	—	—	(395)
Balance at December 31, 2015
Goodwill	1,451	4,508	1,186	1,143	1,567	42	9,897
Accumulated impairment	—	—	—	—	(680)	—	(680)
Total goodwill, net	1,451	4,508	1,186	1,143	887	42	9,217
Dispositions (3)	—	—	—	—	—	(42)	(42)
Effect of foreign currency translation and other	—	88	40	(83)	—	—	45
Balance at December 31, 2016
Goodwill	1,451	4,596	1,226	1,060	1,567	—	9,900
Accumulated impairment	—	—	—	—	(680)	—	(680)
Total goodwill, net	$1,451	$4,596	$1,226	$1,060	$887	$—	$9,220
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(1)	Includes goodwill of $4.4 billion, $4.3 billion and $4.4 billion from the Japan operations at December 31, 2016, 2015 and 2014, respectively.

(2)
The $680 million accumulated impairment in the MetLife Holdings segment relates to the retail annuities business impaired in 2012 that was not part of the separation of Brighthouse (see Note 3) and includes allocated goodwill from Corporate & Other. This accumulated impairment balance was based on estimated fair value.

(3)	In connection with the U.S. Retail Advisor Force Divestiture, goodwill in Corporate & Other was reduced by $42 million for the year ended December 31, 2016. See Note 3.